Related party transactions - Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Detail) $ in Millions	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Number of units held, stock options	7,509,000	7,055,000	6,973,000
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	569,470	21,723
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 34	$ 3
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Number of units held, stock options	2,409,294	2,369,659
Number of units held, other non-option stock based awards	914,496	983,004
Number of units held, RBC common and preferred shares	170,312	183,783
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	3,494,102	3,536,446
Stock options, value | $	$ 59	$ 81
Other non-option stock based awards, value | $	115	127
RBC common and preferred shares, value | $	22	24
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 196	$ 232